Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	2021	2020
Deferred provision – federal	$3,372	$498
Deferred provision – state	1,613	231
	4,985	729
Net change to valuation allowance	(4,985)	(729)
Total provision for income taxes	$—	$—

Schedule of statutory federal income tax rate to the effective income tax rate
	2021	2020
Statutory U.S. tax rate	21.0%	21.0%
State taxes, net of federal benefit	7.0	7.0
Equity-based compensation	(0.1)	(3.3)
Tax effects of pass-through entities	—	(16.4)
Fair value adjustments on convertible debentures	(14.9)	—
Other	—	0.1
Valuation allowance	(13.0)	(8.4)
Effective tax rate	—%	—%

Schedule of net deferred tax asset
	2021	2020
Deferred tax assets:
Accrued compensation	$38	$54
Net operating loss carryforwards	7,885	2,874
Property and equipment	130	125
Issuance fees on convertible debentures	25	—
Gross deferred tax assets	8,078	3,053
Valuation allowance	(8,027)	(3,043)
Total deferred tax assets	51	10
Deferred tax liabilities:
Prepaid expenses	(51)	(10)
Deferred tax liabilities	(51)	(10)
Net deferred tax asset	$—	$—